Equity - Narrative (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Shares outstanding (in shares)	188,446,126,794	188,446,126,794
Increase in capital (in Pesos)	$ 891,303	$ 891,303